Net loss per share - Summary of Antidilutive Shares (Details) - shares	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Earnings per share [line items]
Earn-out Shares (in shares)	158,177,609	158,177,609	158,177,609	158,177,609
Performance Stock Units (in shares)	2,326,794	858,821	2,326,794	858,821
Restricted Stock Units (in shares)	708,968	629,303	708,968	629,303
Marketing consulting services agreement (in shares)	62,500	187,500	62,500	187,500
Total antidilutive shares (in shares)	186,275,836	184,853,198	186,275,836	184,853,198
Class C-1 Ordinary Shares
Earnings per share [line items]
Class C Shares (in shares)	20,499,965	15,999,965	20,499,965	15,999,965
Class C-2 American Depositary Shares
Earnings per share [line items]
Class C Shares (in shares)	4,500,000	9,000,000	4,500,000	9,000,000